RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net (Details ) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Due From Related Parties, Gross	¥ 50,645
Allowance for doubtful account	28,340	¥ 0
Due from related parties, net	22,305	33,890
Beijing Shihui [Member]
Due From Related Parties, Gross	28,340	24,819
Denong [Member]
Due From Related Parties, Gross	1	0
Linze Origin Seeds Ltd [Member]
Due From Related Parties, Gross	45	0
Henan Yingde Agricultural Ltd. [Member]
Due From Related Parties, Gross	8,904	2,252
Close family of the Company's Chairman [Member]
Due From Related Parties, Gross	932	100
NCI [Member]
Due From Related Parties, Gross	¥ 12,423	¥ 6,719